SEGMENTED INFORMATION (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Silver	$ 3,608	$ 3,896
Gold	3,135	2,442
Copper	4,689	7,053
Penalties, Treatment Costs And Refining Charges	(1,607)	(2,344)
Total Revenue From Mining Operations	$ 9,825	$ 11,050